Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared, per shares	$ 0.85	$ 0.60	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Net change in unrealized loss on available-for-sale securities, tax	$ 1,058	$ 2,612	$ 1,782
Common Stock
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Retained Earnings
Cash dividends declared, per shares	$ 0.85	$ 0.60	$ 0.60
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Net change in unrealized loss on available-for-sale securities, tax	$ 1,058	$ 2,612	$ 1,782